Other Income, Net	12 Months Ended
Dec. 31, 2015
Nonoperating Income (Expense) [Abstract]
Other Income, Net	OTHER INCOME, NET

	Year ended December 31,
	2015	2014	2013
Capital gain	$133	$—	$855
Other	83	120	82
	$216	$120	$937